Shareholder Report, Holdings (Details) - DGA Core Plus Absolute Return ETF	Jul. 31, 2024
Direxion Daily S&P 500 Bear 1x Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
SPDR Portfolio S&P 500 Value ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
SPDR Portfolio S&P 500 Growth ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.30%
Vanguard Total Stock Market ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
Vanguard Total World Stock ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Invesco QQQ Trust Series 1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
iShares Russell 2000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
iShares 20+ Year Treasury Bond ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SPDR S&P Biotech ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
SPDR Dow Jones Industrial Average ETF Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]

[1]	Less than 0.05% of total net assets.